Simplify Exchange Traded Funds

10845 Griffith Peak Drive 2/F

Las Vegas, NV 89135

December 3, 2025

Via EDGAR Transmission

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Attention:	Filings - Rule 497(j)

Re:	Simplify Exchange Traded Funds, File Nos. 333-238475 and 811-23570

Post-Effective Amendment No. 195

Ladies and Gentlemen:

This letter is being transmitted by means of electronic submission by Simplify Exchange Traded Funds (the “Trust”), on behalf of the Simplify US Equity PLUS Managed Futures Strategy ETF pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to paragraph (c) of Rule 497 under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 195 to the Trust’s registration statement on Form N-1A (the “Amendment”). The text of the Amendment was filed electronically with the Securities and Exchange Commission on December 3, 2025 (Accession No. 0001829126-25-009626).

Questions related to this filing should be directed to Parker Bridgeport of Thompson Hine LLP at (614) 469-3238.

Very truly yours,

/s/ Fiona Ho
Fiona Ho
Treasurer